Impact of change in accounting policies - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities		$ 108,551,000		$ 108,551,000
Operating right-of-use assets		109,007,000		109,007,000
Net income		$ 91,857,000	$ 71,868,000	180,154,000	$ 149,966,000
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 0			$ 180,154,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	106,500,000
Operating right-of-use assets	$ 106,500,000